Provisions (Tables)	3 Months Ended
Mar. 31, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2024	12.7	7.6	16.2	36.5
Additional provision in the period	0.6	—	0.8	1.4
Release of provision	(0.5)	(0.2)	(0.7)	(1.4)
Utilization of provision	(3.6)	—	(0.1)	(3.7)
Foreign exchange	(0.1)	—	0.2	0.1
Balance as of March 31, 2024	9.1	7.4	16.4	32.9

Analysis of total provisions:			March 31, 2024	December 31, 2023
Current			31.5	35.1
Non-current			1.4	1.4
Total			32.9	36.5